Performance Trust Credit Fund
Schedule of Investments
May 31, 2021 (Unaudited)
	Principal
	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS - 16.12%
Apidos CLO XII
2013-12A, 5.584% (3 Month LIBOR USD + 5.400%), 04/15/2031 (a)(b)(c)	350,000	$322,858
Goldentree Loan Management US CLO 2 Ltd.
2017-2A, 4.888% (3 Month LIBOR USD + 4.700%), 11/28/2030 (a)(b)(c)	275,000	263,853
Goldentree Loan Management US CLO 4 Ltd.
2019-4A, 4.926% (3 Month LIBOR USD + 4.750%), 04/24/2031 (a)(b)(c)	350,000	333,800
LCM 29 Ltd.
29A, 4.034% (3 Month LIBOR USD + 3.850%), 04/15/2031 (a)(b)(c)	300,000	299,092
LCM XVIII LP
18A, 6.138% (3 Month LIBOR USD + 5.950%), 04/20/2031 (a)(b)(c)	370,000	347,333
Magnetite VII Ltd.
2012-7A, 4.684% (3 Month LIBOR USD + 4.500%), 01/15/2028 (a)(b)(c)	250,000	240,936
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,802,822)		1,807,872

CORPORATE BONDS - 26.94%
Administrative and Support Services - 2.73%
ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	210,000	306,283
Computer and Electronic Product Manufacturing - 2.79%
Dell International LLC
8.350%, 07/15/2046 (a)	200,000	313,237
Credit Intermediation and Related Activities - 11.42%
CIT Group, Inc.
4.125% (5 Year CMT Rate + 2.372%), 11/13/2029 (b)	250,000	252,924
Compeer Financial FLCA
3.375% to 06/01/2031 then SOFR + 1.965%, 06/01/2036 (a)(b)	250,000	250,088
OneMain Finance Corp.
5.375%, 11/15/2029	350,000	371,500
Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate + 3.150%), 05/06/2031 (b)	400,000	407,199
Hospitals - 2.53%
Hackensack Meridian Health, Inc.
2.675%, 09/01/2041	300,000	284,096
Motor Vehicle and Parts Dealers - 2.29%
Lithia Motors, Inc.
3.875%, 06/01/2029 (a)	250,000	256,753
Nonmetallic Mineral Product Manufacturing - 2.63%
Corning, Inc.
5.750%, 08/15/2040	225,000	294,802
Real Estate - 2.55%
Simon Property Group LP
6.750%, 02/01/2040	200,000	285,542
TOTAL CORPORATE BONDS (Cost $3,047,002)		3,022,424

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 17.24%
Alternative Loan Trust
2006-J5, 6.500%, 09/25/2036	293,980	230,451
2006-31CB, 6.000%, 11/25/2036	248,460	194,065
CHL Mortgage Pass-Through Trust
2006-17, 6.000% (1 Month LIBOR USD + 0.550%), 12/25/2036 (b)	438,245	287,862
2007-HY5, 3.182%, 09/25/2037 (d)	341,193	332,314
Citicorp Mortgage Securities Trust
2006-3, 6.000%, 06/25/2036	340,607	342,288
First Horizon Alternative Mortgage Securities Trust
2005-FA11, 5.750%, 02/25/2036	291,607	197,257
Volt XCV LLC
2021-NPL4, 4.949%, 03/27/2051 (a)(g)	350,000	349,993
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $1,995,977)		1,934,230

NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES - 17.78%
Barclays Commercial Mortgage Trust
2019-C5, 0.891%, 11/15/2052 (d)(f)	3,200,095	180,111
Benchmark Mortgage Trust
2021-B24, 1.157%, 03/15/2054 (d)(f)	2,799,356	242,779
2021-B26, 1.481%, 06/15/2054 (e)	2,300,000	276,632
GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)	298,000	296,784
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 4.179%, 11/15/2052 (d)	310,000	332,401
Wells Fargo Commercial Mortgage Trust
2019-C51, 1.371%, 06/15/2052 (d)(f)	3,189,661	268,289
2021-C59, 1.584%, 04/15/2054 (e)	3,250,000	398,093
TOTAL NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES (Cost $2,013,074)		1,995,089

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 1.02%
Freddie Mac Multifamily Structured Pass Through Certificates
K721, 0.297%, 08/25/2022 (d)(f)	38,060,629	114,871
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $132,962)		114,871

MUNICIPAL BONDS - 19.18%
California - 8.39%
California Public Finance Authority Senior Living Revenue
2.875%, 05/15/2027	300,000	299,884
Newport Mesa Unified School District
0.000%, 08/01/2042 (e)	200,000	286,345
University of California
5.500%, 05/15/2058	280,000	355,676
		941,905
Florida - 2.42%
Florida Development Finance Corp.
7.375%, 01/01/2049 (a)	250,000	271,434
New Hampshire - 2.08%
New Hampshire Business Finance Authority
3.278%, 10/01/2037	250,000	233,149
Puerto Rico - 2.36%
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	300,038	264,784
Texas - 1.71%
Clifton Higher Education Finance Corp.
6.125%, 08/15/2048	165,000	191,287
Wisconsin - 2.22%
Public Finance Authority
9.000%, 06/01/2029 (a)(h)	250,000	249,462
TOTAL MUNICIPAL BONDS (Cost $2,106,727)		2,152,021

SHORT-TERM INVESTMENTS - 1.04%
First American Government Obligations Fund - Class X, 0.026% (i)	116,197	116,197
TOTAL SHORT-TERM INVESTMENTS (Cost $116,197)		116,197

Total Investments (Cost $11,214,761) - 99.32%		11,142,704
Other Assets in Excess of Liabilities - 0.68%		76,261
TOTAL NET ASSETS - 100.00%		$11,218,965

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2021.
(c)	Foreign issued security.
(d)	Variable rate security; the rate shown represents the rate at May 31, 2021. The coupon is based on an underlying pool of loans.
(e)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(f)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(g)	Step-up bond; the rate shown represents the rate at May 31, 2021.
(h)	Represents an illiquid security. The total market value of these securities were $249,462, representing 2.22% of net assets.
(i)	Seven day yield at May 31, 2021.

Summary of Fair Value Exposure at May 31, 2021

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s investments carried at fair value:

Performance Trust Credit Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Collateralized Loan Obligations	$-	$1,807,872	$-	$1,807,872
Corporate Bonds	-	3,022,424	-	3,022,424
Non-Agency Residential Mortgage Backed Securities	-	1,934,230	-	1,934,230
Non-Agency Commercial Mortgage Backed Securities	-	1,995,089	-	1,995,089
Agency Commercial Mortgage Backed Securities	-	114,871	-	114,871
Municipal Bonds	-	2,152,021	-	2,152,021
Total Fixed Income	-	11,026,507	-	11,026,507

Short-Term Investments	116,197	-	-	116,197
Total Investments In Securities	$116,197	$11,026,507	$-	$11,142,704

For the period ended May 31, 2021, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.